Revenue - Schedule of Revenue From Customers (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 188,453	$ 224,068	$ 434,261	$ 448,846	$ 201,441
Theatrical
Disaggregation of Revenue [Line Items]
Revenue	49,162	58,619	109,716	136,474	20,339
Home Entertainment
Disaggregation of Revenue [Line Items]
Revenue	53,405	71,382	118,716	102,971	94,457
TV/Streaming
Disaggregation of Revenue [Line Items]
Revenue	35,168	42,123	71,575	32,026	40,368
Other Post Theatrical
Disaggregation of Revenue [Line Items]
Revenue	2,649	1,506	4,988	1,245	2,772
International
Disaggregation of Revenue [Line Items]
Revenue	38,198	46,876	88,633	154,915	37,836
Total Film
Disaggregation of Revenue [Line Items]
Revenue	178,582	220,506	393,628	427,631	195,772
Television and Other
Disaggregation of Revenue [Line Items]
Revenue	$ 9,871	$ 3,562	$ 40,633	$ 21,215	$ 5,669